Unaudited Interim Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,398)		$ (6,240)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	73		67
Capital loss	7		5
Share based compensation	1,838		1,028
Evaluation of financial liability at fair value	(689)		539
Issuance of ordinary shares - advisor fees			62
Prepayments of lease liabilities	(17)		(6)
Decrease (increase) in right of use assets	86		(10)
Decrease (Increase) in other current assets	174		(19)
(Decrease) increase in trade accounts payable	16		(19)
(Decrease) increase in other accounts payable	111		112
(Increase) decrease in inventory	(267)		(376)
Unrealized foreign exchange (gain) loss	(21)		(10)
Net cash used in operating activities	(5,087)		(4,867)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(101)		(2)
Change in deposits, net	668		(1,388)
Change in restricted deposits			1
Net cash provided by (used in) investing activities	567		(1,389)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares and pre-funded warrants, net		[1]	4,753
Issuance of ordinary shares pursuant to an at-the-market facility, net	1,511
Exercise of options	8		2
Net cash provided by financing activities	1,519		4,755
Effect of exchange rate changes on cash and cash equivalents	21		10
Net decrease in cash and cash equivalents and restricted cash	(3,001)		(1,501)
Cash, cash equivalents and restricted cash at the beginning of the period	5,201		5,130
Cash, cash equivalents and restricted cash at the end of the period	2,221		3,639
Cash and cash equivalents	2,126		3,550
Restricted Cash	95		89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	2,221		3,639
Share based compensation- placement agent warrants against additional paid in capital (Note 5)			254
Interest paid	$ 32		$ 38

[1]	Less than one thousand